FINANCIAL STATEMENTS

SBL Variable Annuity Account VIII

Year Ended December 31, 2025

With Report of Independent Registered Public Accounting Firm

SBL Variable Annuity Account VIII

Financial Statements

Year Ended December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Security Benefit Life Insurance Company and

Contract Owners of SBL Variable Annuity Account VIII

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix that comprise SBL Variable Annuity Account VIII (the Separate Account), as of December 31, 2025 and the related statements of operations and change in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1994.

Kansas City, Missouri

April 24, 2026

Appendix

Subaccounts comprising SBL Variable Annuity Account VIII

Subaccounts	Statements of operations and changes in net assets
American Funds IS® Asset Allocation	For each of the two years in the period ended December 31, 2025
American Funds IS® Global Growth	For each of the two years in the period ended December 31, 2025
American Funds IS® Growth-Income	For each of the two years in the period ended December 31, 2025
American Funds IS® International	For each of the two years in the period ended December 31, 2025
BlackRock High Yield V.I.	For each of the two years in the period ended December 31, 2025
BNY Mellon IP Technology Growth	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Growth	For each of the two years in the period ended December 31, 2025
ClearBridge Variable Small Cap Growth	For each of the two years in the period ended December 31, 2025
Guggenheim VIF High Yield	For each of the two years in the period ended December 31, 2025
Guggenheim VIF Total Return Bond	For each of the two years in the period ended December 31, 2025
Invesco V.I. American Value	For each of the two years in the period ended December 31, 2025
Invesco V.I. Comstock	For each of the two years in the period ended December 31, 2025
Invesco V.I. Discovery Mid Cap Growth	For each of the two years in the period ended December 31, 2025
Invesco V.I. Equity and Income	For each of the two years in the period ended December 31, 2025
Invesco V.I. EVQ International Equity Fund	For each of the two years in the period ended December 31, 2025
Invesco V.I. Global Real Estate	For each of the two years in the period ended December 31, 2025
Invesco V.I. Government Money Market	For each of the two years in the period ended December 31, 2025
Invesco V.I. Government Securities	For each of the two years in the period ended December 31, 2025
Invesco V.I. Health Care	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Mid Cap Fund®	For each of the two years in the period ended December 31, 2025
Invesco V.I. Main Street Small Cap Fund®	For each of the two years in the period ended December 31, 2025
Janus Henderson VIT Enterprise	For each of the two years in the period ended December 31, 2025
LVIP American Century Ultra	For each of the two years in the period ended December 31, 2025
LVIP American Century Value	For each of the two years in the period ended December 31, 2025
MFS® VIT II Research International	For each of the two years in the period ended December 31, 2025
MFS® VIT Mid Cap Value	For each of the two years in the period ended December 31, 2025
MFS® VIT Total Return	For each of the two years in the period ended December 31, 2025
MFS® VIT Utilities	For each of the two years in the period ended December 31, 2025
NAA All Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Large Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Large Core Series	For each of the two years in the period ended December 31, 2025
NAA Large Growth Series	For each of the two years in the period ended December 31, 2025
NAA Mid Growth Series	For each of the two years in the period ended December 31, 2025

Subaccounts	Statements of operations and changes in net assets
NAA Small Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA Small Growth Series	For each of the two years in the period ended December 31, 2025
NAA Smid-Cap Value Series	For each of the two years in the period ended December 31, 2025
NAA World Equity Income Series	For each of the two years in the period ended December 31, 2025
Neuberger Berman AMT Quality Equity Portfolio	For each of the two years in the period ended December 31, 2025
PIMCO VIT All Asset	For each of the two years in the period ended December 31, 2025
PIMCO VIT CommodityRealReturn Strategy	For each of the two years in the period ended December 31, 2025
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	For each of the two years in the period ended December 31, 2025
PIMCO VIT Low Duration	For each of the two years in the period ended December 31, 2025
PIMCO VIT Real Return	For each of the two years in the period ended December 31, 2025
Royce Micro-Cap	For each of the two years in the period ended December 31, 2025

SBL Variable Annuity Account VIII

Statements of Net Assets

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
American Funds IS® Asset Allocation	164,919	$4,035,948	$4,414,882	$—	$4,414,882	261,929	$16.86	$16.86
American Funds IS® Global Growth	48,645	1,683,603	1,826,608	—	1,826,608	93,217	19.60	19.60
American Funds IS® Growth-Income	92,642	5,395,504	6,000,443	—	6,000,443	280,042	21.43	21.43
American Funds IS® International	237	4,270	5,170	—	5,170	398	12.97	12.97
BlackRock High Yield V.I.	14,122	100,432	99,422	530	99,952	7,767	12.87	12.87
BNY Mellon IP Technology Growth	497,089	9,005,083	8,694,081	—	8,694,081	104,078	83.57	83.57
ClearBridge Variable Growth	206,376	3,669,944	2,732,424	—	2,732,424	76,918	35.59	35.59
ClearBridge Variable Small Cap Growth	81,755	2,290,700	2,305,479	—	2,305,479	52,669	42.03	43.79
Guggenheim VIF High Yield	85,785	2,323,202	2,121,468	—	2,121,468	51,829	32.09	41.12
Guggenheim VIF Total Return Bond	233,866	3,532,149	3,440,169	—	3,440,169	154,617	17.00	22.56
Invesco V.I. American Value	104,199	1,722,047	1,850,570	—	1,850,570	106,018	17.46	17.46
Invesco V.I. Comstock	331,742	6,680,125	7,062,791	—	7,062,791	174,513	38.86	40.49
Invesco V.I. Discovery Mid Cap Growth	18,444	1,182,552	1,169,502	—	1,169,502	32,758	35.70	35.70
Invesco V.I. Equity and Income	142,363	2,461,013	2,579,618	—	2,579,618	81,500	31.65	31.65
Invesco V.I. EVQ International Equity Fund	52,118	1,733,241	1,844,444	—	1,844,444	78,078	22.69	23.64
Invesco V.I. Global Real Estate	52,324	826,779	740,911	—	740,911	33,894	20.92	21.87
Invesco V.I. Government Money Market	6,470,976	6,470,976	6,470,976	—	6,470,976	622,409	10.19	10.40
Invesco V.I. Government Securities	7,194	82,348	75,827	—	75,827	6,610	11.48	11.48
Invesco V.I. Health Care	33,558	953,861	1,003,049	—	1,003,049	26,668	37.59	37.59
Invesco V.I. Main Street Mid Cap Fund®	257,293	2,629,041	2,701,574	—	2,701,574	78,120	33.09	34.59
Invesco V.I. Main Street Small Cap Fund®	87,361	2,237,192	2,420,766	—	2,420,766	50,422	45.93	48.01
Janus Henderson VIT Enterprise	59,499	4,201,931	4,364,229	—	4,364,229	253,933	17.18	17.18
LVIP American Century Ultra	397,422	9,147,110	11,907,969	—	11,907,969	161,588	70.51	73.72
LVIP American Century Value	206,687	2,360,938	2,673,916	—	2,673,916	66,120	38.66	40.42
MFS® VIT II Research International	52,896	904,292	1,072,203	—	1,072,203	51,224	20.13	20.97
MFS® VIT Mid Cap Value	17,793	172,889	176,687	—	176,687	10,613	16.65	16.65
MFS® VIT Total Return	41,194	932,692	932,626	—	932,626	35,894	25.94	25.94
MFS® VIT Utilities	78,779	2,502,349	2,900,659	—	2,900,659	70,096	41.39	41.39
NAA All Cap Value Series	283,674	8,230,589	8,453,489	—	8,453,489	91,936	47.11	91.83
NAA Large Cap Value Series	185,652	6,692,693	7,088,207	—	7,088,207	97,116	39.65	73.24
NAA Large Core Series	228,976	8,854,286	10,578,695	—	10,578,695	112,892	34.84	93.80
NAA Large Growth Series	255,523	5,097,693	5,764,601	—	5,764,601	106,070	44.00	54.44
NAA Mid Growth Series	179,414	8,133,653	8,915,077	—	8,915,077	72,473	35.36	123.94
NAA Small Cap Value Series	95,507	3,658,650	3,501,268	—	3,501,268	45,253	76.41	77.44
NAA Small Growth Series	82,611	2,307,058	2,508,058	—	2,508,058	48,949	25.77	51.39
NAA Smid-Cap Value Series	268,828	16,352,735	16,511,443	—	16,511,443	96,064	82.98	175.83
NAA World Equity Income Series	512,015	6,040,491	7,705,822	—	7,705,822	95,690	29.16	80.96
Neuberger Berman AMT Quality Equity Portfolio (a)	101,583	2,722,868	4,349,777	—	4,349,777	61,826	67.71	70.46
PIMCO VIT All Asset	86,926	885,201	832,753	—	832,753	36,217	22.00	23.00
PIMCO VIT CommodityRealReturn Strategy	25,743	198,070	161,926	—	161,926	18,401	8.77	8.77
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	37,958	398,371	381,098	—	381,098	21,870	16.79	17.49
PIMCO VIT Low Duration	170,327	1,703,156	1,665,797	—	1,665,797	129,494	12.31	12.87

(a)	Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Net Assets (continued)

December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Investment Income Receivable	Net Assets	Units Outstanding	Range of Unit Values
PIMCO VIT Real Return	130,617	$1,645,698	$1,568,707	$—	$1,568,707	97,518	$15.39	$16.08
Royce Micro-Cap	44,405	431,571	422,289	—	422,289	14,427	29.28	29.28

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® Asset Allocation	American Funds IS® Global Growth	American Funds IS® Growth- Income
Net assets as of December 31, 2023	$2,638,831	$1,275,911	$2,727,378

Investment income (loss):
Dividend distributions	71,507	19,135	39,499
Investment Expenses:
Mortality and expense risk and administrative charges	(46,808)	(19,284)	(53,837)

Net investment income (loss)	24,699	(149)	(14,338)

Increase (decrease) in net assets from operations:
Capital gain distributions	139,259	37,396	169,282
Realized capital gain (loss) on investments	22,197	11,188	100,843
Change in unrealized appreciation (depreciation)	253,958	100,410	453,894

Net gain (loss) on investments	415,414	148,994	724,019

Net increase (decrease) in net assets from operations	440,113	148,845	709,681

Contract owner transactions:
Variable annuity deposits	898,328	93,914	1,022,958
Terminations, withdrawals and annuity payments	(971,194)	(160,094)	(746,334)
Transfers between subaccounts, net	972,732	75,471	1,052,551
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	899,866	9,291	1,329,175

Total increase (decrease) in net assets	1,339,979	158,136	2,038,856

Net assets as of December 31, 2024	$3,978,810	$1,434,047	$4,766,234

Investment income (loss):
Dividend distributions	76,256	20,700	40,839
Investment Expenses:
Mortality and expense risk and administrative charges	(57,962)	(22,987)	(75,740)

Net investment income (loss)	18,294	(2,287)	(34,901)

Increase (decrease) in net assets from operations:
Capital gain distributions	295,391	212,749	912,997
Realized capital gain (loss) on investments	24,906	11,284	34,133
Change in unrealized appreciation (depreciation)	198,355	78,019	(93,117)

Net gain (loss) on investments	518,652	302,052	854,013

Net increase (decrease) in net assets from operations	536,946	299,765	819,112

Contract owner transactions:
Variable annuity deposits	221,785	33,755	244,344
Terminations, withdrawals and annuity payments	(483,014)	(105,008)	(119,988)
Transfers between subaccounts, net	160,355	164,049	290,741
Maintenance charges and mortality adjustments	—	—	—

Increase (decrease) in net assets from contract transactions	(100,874)	92,796	415,097

Total increase (decrease) in net assets	436,072	392,561	1,234,209

Net assets as of December 31, 2025	$4,414,882	$1,826,608	$6,000,443

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	American Funds IS® International	BlackRock High Yield V.I.	BNY Mellon IP Technology Growth
Net assets as of December 31, 2023	$2,786	$78,996	$4,399,904

Investment income (loss):
Dividend distributions	29	6,953	—
Investment Expenses:
Mortality and expense risk and administrative charges	(39)	(1,470)	(82,815)

Net investment income (loss)	(10)	5,483	(82,815)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(31)	(168)	181,958
Change in unrealized appreciation (depreciation)	46	395	1,040,924

Net gain (loss) on investments	15	227	1,222,882

Net increase (decrease) in net assets from operations	5	5,710	1,140,067

Contract owner transactions:
Variable annuity deposits	—	86,187	462,060
Terminations, withdrawals and annuity payments	(10)	(614)	(556,044)
Transfers between subaccounts, net	115	20,116	2,182,566
Maintenance charges and mortality adjustments	—	—	(3)

Increase (decrease) in net assets from contract transactions	105	105,689	2,088,579

Total increase (decrease) in net assets	110	111,399	3,228,646

Net assets as of December 31, 2024	$2,896	$190,395	$7,628,550

Investment income (loss):
Dividend distributions	55	11,653	—
Investment Expenses:
Mortality and expense risk and administrative charges	(62)	(2,529)	(112,517)

Net investment income (loss)	(7)	9,124	(112,517)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	215	4,045,124
Realized capital gain (loss) on investments	94	(1,898)	(328,584)
Change in unrealized appreciation (depreciation)	1,071	5,446	(1,791,910)

Net gain (loss) on investments	1,165	3,763	1,924,630

Net increase (decrease) in net assets from operations	1,158	12,887	1,812,113

Contract owner transactions:
Variable annuity deposits	—	14,678	153,461
Terminations, withdrawals and annuity payments	(27)	(99,131)	(615,970)
Transfers between subaccounts, net	1,143	(18,877)	(284,066)
Maintenance charges and mortality adjustments	—	—	(7)

Increase (decrease) in net assets from contract transactions	1,116	(103,330)	(746,582)

Total increase (decrease) in net assets	2,274	(90,443)	1,065,531

Net assets as of December 31, 2025	$5,170	$99,952	$8,694,081

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	ClearBridge Variable Growth	ClearBridge Variable Small Cap Growth	Guggenheim VIF High Yield
Net assets as of December 31, 2023	$2,197,090	$2,023,824	$3,054,989

Investment income (loss):
Dividend distributions	1,985	—	186,444
Investment Expenses:
Mortality and expense risk and administrative charges	(31,819)	(31,259)	(43,374)

Net investment income (loss)	(29,834)	(31,259)	143,070

Increase (decrease) in net assets from operations:
Capital gain distributions	691,236	83,758	—
Realized capital gain (loss) on investments	(210,326)	(2,842)	(48,793)
Change in unrealized appreciation (depreciation)	(248,224)	14,013	88,791

Net gain (loss) on investments	232,686	94,929	39,998

Net increase (decrease) in net assets from operations	202,852	63,670	183,068

Contract owner transactions:
Variable annuity deposits	11,439	23,449	29,654
Terminations, withdrawals and annuity payments	(68,689)	(123,280)	(288,407)
Transfers between subaccounts, net	209,223	498,174	51,208
Maintenance charges and mortality adjustments	—	(7)	(93)

Increase (decrease) in net assets from contract transactions	151,973	398,336	(207,638)

Total increase (decrease) in net assets	354,825	462,006	(24,570)

Net assets as of December 31, 2024	$2,551,915	$2,485,830	$3,030,419

Investment income (loss):
Dividend distributions	—	—	145,953
Investment Expenses:
Mortality and expense risk and administrative charges	(36,846)	(33,848)	(30,351)

Net investment income (loss)	(36,846)	(33,848)	115,602

Increase (decrease) in net assets from operations:
Capital gain distributions	430,072	161,381	—
Realized capital gain (loss) on investments	(84,579)	(119)	(130,405)
Change in unrealized appreciation (depreciation)	(34,410)	44,019	127,199

Net gain (loss) on investments	311,083	205,281	(3,206)

Net increase (decrease) in net assets from operations	274,237	171,433	112,396

Contract owner transactions:
Variable annuity deposits	13,006	9,744	19,935
Terminations, withdrawals and annuity payments	(139,433)	(188,589)	(169,167)
Transfers between subaccounts, net	32,699	(172,932)	(872,085)
Maintenance charges and mortality adjustments	—	(7)	(30)

Increase (decrease) in net assets from contract transactions	(93,728)	(351,784)	(1,021,347)

Total increase (decrease) in net assets	180,509	(180,351)	(908,951)

Net assets as of December 31, 2025	$2,732,424	$2,305,479	$2,121,468

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Guggenheim VIF Total Return Bond	Invesco V.I. American Value	Invesco V.I. Comstock
Net assets as of December 31, 2023	$3,134,682	$1,034,472	$3,798,574

Investment income (loss):
Dividend distributions	123,052	12,803	103,168
Investment Expenses:
Mortality and expense risk and administrative charges	(45,788)	(19,798)	(77,345)

Net investment income (loss)	77,264	(6,995)	25,823

Increase (decrease) in net assets from operations:
Capital gain distributions	—	38,389	483,927
Realized capital gain (loss) on investments	(50,102)	864	43,031
Change in unrealized appreciation (depreciation)	27,830	312,946	29,955

Net gain (loss) on investments	(22,272)	352,199	556,913

Net increase (decrease) in net assets from operations	54,992	345,204	582,736

Contract owner transactions:
Variable annuity deposits	38,547	14,411	82,212
Terminations, withdrawals and annuity payments	(689,554)	(20,609)	(268,632)
Transfers between subaccounts, net	765,836	420,472	2,709,681
Maintenance charges and mortality adjustments	(361)	—	(110)

Increase (decrease) in net assets from contract transactions	114,468	414,274	2,523,151

Total increase (decrease) in net assets	169,460	759,478	3,105,887

Net assets as of December 31, 2024	$3,304,142	$1,793,950	$6,904,461

Investment income (loss):
Dividend distributions	148,684	3,706	96,108
Investment Expenses:
Mortality and expense risk and administrative charges	(48,397)	(23,460)	(96,984)

Net investment income (loss)	100,287	(19,754)	(876)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	266,237	712,226
Realized capital gain (loss) on investments	(30,578)	(26,275)	97,149
Change in unrealized appreciation (depreciation)	131,919	(44,194)	171,573

Net gain (loss) on investments	101,341	195,768	980,948

Net increase (decrease) in net assets from operations	201,628	176,014	980,072

Contract owner transactions:
Variable annuity deposits	37,366	39,344	133,700
Terminations, withdrawals and annuity payments	(370,971)	(278,437)	(646,280)
Transfers between subaccounts, net	268,248	119,699	(309,146)
Maintenance charges and mortality adjustments	(244)	—	(16)

Increase (decrease) in net assets from contract transactions	(65,601)	(119,394)	(821,742)

Total increase (decrease) in net assets	136,027	56,620	158,330

Net assets as of December 31, 2025	$3,440,169	$1,850,570	$7,062,791

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Discovery Mid Cap Growth	Invesco V.I. Equity and Income	Invesco V.I. EVQ International Equity Fund
Net assets as of December 31, 2023	$945,868	$2,102,046	$2,318,888

Investment income (loss):
Dividend distributions	—	40,965	28,011
Investment Expenses:
Mortality and expense risk and administrative charges	(15,084)	(33,131)	(28,749)

Net investment income (loss)	(15,084)	7,834	(738)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	100,062	9,700
Realized capital gain (loss) on investments	(10,648)	1,357	33,582
Change in unrealized appreciation (depreciation)	235,749	112,374	(49,478)

Net gain (loss) on investments	225,101	213,793	(6,196)

Net increase (decrease) in net assets from operations	210,017	221,627	(6,934)

Contract owner transactions:
Variable annuity deposits	160,539	79,320	2,743
Terminations, withdrawals and annuity payments	(93,957)	(306,952)	(160,298)
Transfers between subaccounts, net	3,233	473,832	(492,105)
Maintenance charges and mortality adjustments	—	(8)	(127)

Increase (decrease) in net assets from contract transactions	69,815	246,192	(649,787)

Total increase (decrease) in net assets	279,832	467,819	(656,721)

Net assets as of December 31, 2024	$1,225,700	$2,569,865	$1,662,167

Investment income (loss):
Dividend distributions	—	46,498	21,086
Investment Expenses:
Mortality and expense risk and administrative charges	(16,519)	(36,096)	(25,612)

Net investment income (loss)	(16,519)	10,402	(4,526)

Increase (decrease) in net assets from operations:
Capital gain distributions	113,615	133,408	115,063
Realized capital gain (loss) on investments	6,459	23,407	18,119
Change in unrealized appreciation (depreciation)	(69,343)	95,724	118,083

Net gain (loss) on investments	50,731	252,539	251,265

Net increase (decrease) in net assets from operations	34,212	262,941	246,739

Contract owner transactions:
Variable annuity deposits	240	5,773	28,032
Terminations, withdrawals and annuity payments	(96,398)	(340,888)	(240,170)
Transfers between subaccounts, net	5,751	81,935	147,703
Maintenance charges and mortality adjustments	(3)	(8)	(27)

Increase (decrease) in net assets from contract transactions	(90,410)	(253,188)	(64,462)

Total increase (decrease) in net assets	(56,198)	9,753	182,277

Net assets as of December 31, 2025	$1,169,502	$2,579,618	$1,844,444

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Global Real Estate	Invesco V.I. Government Money Market	Invesco V.I. Government Securities
Net assets as of December 31, 2023	$888,373	$1,267,375	$227,640

Investment income (loss):
Dividend distributions	19,106	169,087	3,501
Investment Expenses:
Mortality and expense risk and administrative charges	(11,461)	(53,849)	(2,449)

Net investment income (loss)	7,645	115,238	1,052

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(20,680)	—	(21,319)
Change in unrealized appreciation (depreciation)	(7,264)	—	18,197

Net gain (loss) on investments	(27,944)	—	(3,122)

Net increase (decrease) in net assets from operations	(20,299)	115,238	(2,070)

Contract owner transactions:
Variable annuity deposits	2,137	304,276	—
Terminations, withdrawals and annuity payments	(167,944)	(1,367,566)	(143,998)
Transfers between subaccounts, net	7,624	6,840,377	(5,906)
Maintenance charges and mortality adjustments	(14)	(101)	(12)

Increase (decrease) in net assets from contract transactions	(158,197)	5,776,986	(149,916)

Total increase (decrease) in net assets	(178,496)	5,892,224	(151,986)

Net assets as of December 31, 2024	$709,877	$7,159,599	$75,654

Investment income (loss):
Dividend distributions	14,824	255,878	2,154
Investment Expenses:
Mortality and expense risk and administrative charges	(10,286)	(97,494)	(1,050)

Net investment income (loss)	4,538	158,384	1,104

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(4,309)	—	(901)
Change in unrealized appreciation (depreciation)	44,468	—	3,722

Net gain (loss) on investments	40,159	—	2,821

Net increase (decrease) in net assets from operations	44,697	158,384	3,925

Contract owner transactions:
Variable annuity deposits	2,050	144,314	—
Terminations, withdrawals and annuity payments	(28,858)	(2,837,819)	(6,404)
Transfers between subaccounts, net	13,157	1,846,589	2,664
Maintenance charges and mortality adjustments	(12)	(91)	(12)

Increase (decrease) in net assets from contract transactions	(13,663)	(847,007)	(3,752)

Total increase (decrease) in net assets	31,034	(688,623)	173

Net assets as of December 31, 2025	$740,911	$6,470,976	$75,827

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Invesco V.I. Health Care	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®
Net assets as of December 31, 2023	$1,034,688	$1,468,073	$2,015,379

Investment income (loss):
Dividend distributions	—	3,279	—
Investment Expenses:
Mortality and expense risk and administrative charges	(15,194)	(27,459)	(29,458)

Net investment income (loss)	(15,194)	(24,180)	(29,458)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	65,662	76,264
Realized capital gain (loss) on investments	(1,804)	2,767	34,936
Change in unrealized appreciation (depreciation)	44,919	228,511	127,974

Net gain (loss) on investments	43,115	296,940	239,174

Net increase (decrease) in net assets from operations	27,921	272,760	209,716

Contract owner transactions:
Variable annuity deposits	6,592	9,189	30,292
Terminations, withdrawals and annuity payments	(113,512)	(98,682)	(143,447)
Transfers between subaccounts, net	37,275	1,073,501	29,631
Maintenance charges and mortality adjustments	(5)	(91)	(57)

Increase (decrease) in net assets from contract transactions	(69,650)	983,917	(83,581)

Total increase (decrease) in net assets	(41,729)	1,256,677	126,135

Net assets as of December 31, 2024	$992,959	$2,724,750	$2,141,514

Investment income (loss):
Dividend distributions	—	2,885	5,491
Investment Expenses:
Mortality and expense risk and administrative charges	(13,591)	(38,179)	(31,677)

Net investment income (loss)	(13,591)	(35,294)	(26,186)

Increase (decrease) in net assets from operations:
Capital gain distributions	38,930	276,298	244,137
Realized capital gain (loss) on investments	(9,686)	6,112	21,285
Change in unrealized appreciation (depreciation)	103,519	(59,106)	(80,304)

Net gain (loss) on investments	132,763	223,304	185,118

Net increase (decrease) in net assets from operations	119,172	188,010	158,932

Contract owner transactions:
Variable annuity deposits	900	64,583	62,304
Terminations, withdrawals and annuity payments	(56,470)	(210,888)	(118,813)
Transfers between subaccounts, net	(53,504)	(64,871)	176,840
Maintenance charges and mortality adjustments	(8)	(10)	(11)

Increase (decrease) in net assets from contract transactions	(109,082)	(211,186)	120,320

Total increase (decrease) in net assets	10,090	(23,176)	279,252

Net assets as of December 31, 2025	$1,003,049	$2,701,574	$2,420,766

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	Janus Henderson VIT Enterprise	LVIP American Century Ultra	LVIP American Century Value
Net assets as of December 31, 2023	$2,312,896	$8,749,498	$2,426,196

Investment income (loss):
Dividend distributions	16,480	—	70,405
Investment Expenses:
Mortality and expense risk and administrative charges	(46,047)	(152,661)	(35,698)

Net investment income (loss)	(29,567)	(152,661)	34,707

Increase (decrease) in net assets from operations:
Capital gain distributions	107,210	861,206	142,120
Realized capital gain (loss) on investments	(1,382)	310,698	18,714
Change in unrealized appreciation (depreciation)	318,966	1,437,129	(9,020)

Net gain (loss) on investments	424,794	2,609,033	151,814

Net increase (decrease) in net assets from operations	395,227	2,456,372	186,521

Contract owner transactions:
Variable annuity deposits	101,495	664,256	51,190
Terminations, withdrawals and annuity payments	(243,254)	(690,199)	(75,675)
Transfers between subaccounts, net	1,890,842	1,568,516	(54,339)
Maintenance charges and mortality adjustments	—	(182)	(2)

Increase (decrease) in net assets from contract transactions	1,749,083	1,542,391	(78,826)

Total increase (decrease) in net assets	2,144,310	3,998,763	107,695

Net assets as of December 31, 2024	$4,457,206	$12,748,261	$2,533,891

Investment income (loss):
Dividend distributions	2,189	—	37,541
Investment Expenses:
Mortality and expense risk and administrative charges	(62,565)	(166,169)	(36,113)

Net investment income (loss)	(60,376)	(166,169)	1,428

Increase (decrease) in net assets from operations:
Capital gain distributions	390,061	1,004,053	196,747
Realized capital gain (loss) on investments	19,445	520,701	29,363
Change in unrealized appreciation (depreciation)	(90,661)	(284,232)	109,594

Net gain (loss) on investments	318,845	1,240,522	335,704

Net increase (decrease) in net assets from operations	258,469	1,074,353	337,132

Contract owner transactions:
Variable annuity deposits	111,755	318,177	46,365
Terminations, withdrawals and annuity payments	(288,149)	(1,099,366)	(132,082)
Transfers between subaccounts, net	(175,052)	(1,133,429)	(111,388)
Maintenance charges and mortality adjustments	—	(27)	(2)

Increase (decrease) in net assets from contract transactions	(351,446)	(1,914,645)	(197,107)

Total increase (decrease) in net assets	(92,977)	(840,292)	140,025

Net assets as of December 31, 2025	$4,364,229	$11,907,969	$2,673,916

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT II Research International	MFS® VIT Mid Cap Value	MFS® VIT Total Return
Net assets as of December 31, 2023	$893,348	$169,556	$965,091

Investment income (loss):
Dividend distributions	12,546	1,951	20,272
Investment Expenses:
Mortality and expense risk and administrative charges	(12,640)	(2,822)	(12,640)

Net investment income (loss)	(94)	(871)	7,632

Increase (decrease) in net assets from operations:
Capital gain distributions	—	7,896	43,484
Realized capital gain (loss) on investments	16,243	7,926	(853)
Change in unrealized appreciation (depreciation)	2,722	4,523	(306)

Net gain (loss) on investments	18,965	20,345	42,325

Net increase (decrease) in net assets from operations	18,871	19,474	49,957

Contract owner transactions:
Variable annuity deposits	1,747	65,540	—
Terminations, withdrawals and annuity payments	(143,022)	(37,194)	(127,163)
Transfers between subaccounts, net	36,795	10,024	(41,520)
Maintenance charges and mortality adjustments	(97)	—	(79)

Increase (decrease) in net assets from contract transactions	(104,577)	38,370	(168,762)

Total increase (decrease) in net assets	(85,706)	57,844	(118,805)

Net assets as of December 31, 2024	$807,642	$227,400	$846,286

Investment income (loss):
Dividend distributions	12,987	1,971	23,242
Investment Expenses:
Mortality and expense risk and administrative charges	(13,600)	(3,093)	(13,001)

Net investment income (loss)	(613)	(1,122)	10,241

Increase (decrease) in net assets from operations:
Capital gain distributions	—	21,482	68,380
Realized capital gain (loss) on investments	14,942	(719)	490
Change in unrealized appreciation (depreciation)	151,881	(11,467)	3,542

Net gain (loss) on investments	166,823	9,296	72,412

Net increase (decrease) in net assets from operations	166,210	8,174	82,653

Contract owner transactions:
Variable annuity deposits	22,368	900	—
Terminations, withdrawals and annuity payments	(114,556)	(64,455)	(77,277)
Transfers between subaccounts, net	190,550	4,668	81,016
Maintenance charges and mortality adjustments	(11)	—	(52)

Increase (decrease) in net assets from contract transactions	98,351	(58,887)	3,687

Total increase (decrease) in net assets	264,561	(50,713)	86,340

Net assets as of December 31, 2025	$1,072,203	$176,687	$932,626

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	MFS® VIT Utilities	NAA All Cap Value Series	NAA Large Cap Value Series
Net assets as of December 31, 2023	$2,763,277	$10,244,477	$8,140,819

Investment income (loss):
Dividend distributions	59,054	162,372	138,758
Investment Expenses:
Mortality and expense risk and administrative charges	(40,057)	(144,591)	(115,122)

Net investment income (loss)	18,997	17,781	23,636

Increase (decrease) in net assets from operations:
Capital gain distributions	82,222	514,597	571,441
Realized capital gain (loss) on investments	21,611	334,181	361,840
Change in unrealized appreciation (depreciation)	148,424	5,027	(24,374)

Net gain (loss) on investments	252,257	853,805	908,907

Net increase (decrease) in net assets from operations	271,254	871,586	932,543

Contract owner transactions:
Variable annuity deposits	29,096	280,960	470,583
Terminations, withdrawals and annuity payments	(224,253)	(1,690,737)	(1,580,051)
Transfers between subaccounts, net	(56,992)	(97,623)	(449,497)
Maintenance charges and mortality adjustments	(51)	(102)	(82)

Increase (decrease) in net assets from contract transactions	(252,200)	(1,507,502)	(1,559,047)

Total increase (decrease) in net assets	19,054	(635,916)	(626,504)

Net assets as of December 31, 2024	$2,782,331	$9,608,561	$7,514,315

Investment income (loss):
Dividend distributions	75,576	119,711	111,004
Investment Expenses:
Mortality and expense risk and administrative charges	(39,680)	(117,365)	(99,060)

Net investment income (loss)	35,896	2,346	11,944

Increase (decrease) in net assets from operations:
Capital gain distributions	37,690	1,757,501	1,289,969
Realized capital gain (loss) on investments	26,635	308,468	214,104
Change in unrealized appreciation (depreciation)	244,430	(1,208,633)	(709,540)

Net gain (loss) on investments	308,755	857,336	794,533

Net increase (decrease) in net assets from operations	344,651	859,682	806,477

Contract owner transactions:
Variable annuity deposits	19,906	80,673	106,039
Terminations, withdrawals and annuity payments	(230,315)	(683,311)	(1,253,468)
Transfers between subaccounts, net	(15,861)	(1,412,023)	(85,125)
Maintenance charges and mortality adjustments	(53)	(93)	(31)

Increase (decrease) in net assets from contract transactions	(226,323)	(2,014,754)	(1,232,585)

Total increase (decrease) in net assets	118,328	(1,155,072)	(426,108)

Net assets as of December 31, 2025	$2,900,659	$8,453,489	$7,088,207

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Large Core Series	NAA Large Growth Series	NAA Mid Growth Series
Net assets as of December 31, 2023	$10,494,671	$4,689,793	$11,259,970

Investment income (loss):
Dividend distributions	317,739	125,981	326,708
Investment Expenses:
Mortality and expense risk and administrative charges	(150,299)	(70,014)	(153,914)

Net investment income (loss)	167,440	55,967	172,794

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	675,649	355,749	363,897
Change in unrealized appreciation (depreciation)	1,473,308	930,169	1,043,037

Net gain (loss) on investments	2,148,957	1,285,918	1,406,934

Net increase (decrease) in net assets from operations	2,316,397	1,341,885	1,579,728

Contract owner transactions:
Variable annuity deposits	253,188	161,480	292,992
Terminations, withdrawals and annuity payments	(1,261,148)	(470,757)	(1,170,121)
Transfers between subaccounts, net	(1,532,416)	(832,038)	(2,182,942)
Maintenance charges and mortality adjustments	(145)	(66)	(102)

Increase (decrease) in net assets from contract transactions	(2,540,521)	(1,141,381)	(3,060,173)

Total increase (decrease) in net assets	(224,124)	200,504	(1,480,445)

Net assets as of December 31, 2024	$10,270,547	$4,890,297	$9,779,525

Investment income (loss):
Dividend distributions	288,747	131,636	257,163
Investment Expenses:
Mortality and expense risk and administrative charges	(142,874)	(73,329)	(130,693)

Net investment income (loss)	145,873	58,307	126,470

Increase (decrease) in net assets from operations:
Capital gain distributions	1,909,713	1,105,388	396,404
Realized capital gain (loss) on investments	413,390	152,543	153,071
Change in unrealized appreciation (depreciation)	(1,063,800)	(567,990)	(631,934)

Net gain (loss) on investments	1,259,303	689,941	(82,459)

Net increase (decrease) in net assets from operations	1,405,176	748,248	44,011

Contract owner transactions:
Variable annuity deposits	312,805	116,150	129,140
Terminations, withdrawals and annuity payments	(1,386,519)	(417,429)	(890,998)
Transfers between subaccounts, net	(23,198)	427,386	(146,525)
Maintenance charges and mortality adjustments	(116)	(51)	(76)

Increase (decrease) in net assets from contract transactions	(1,097,028)	126,056	(908,459)

Total increase (decrease) in net assets	308,148	874,304	(864,448)

Net assets as of December 31, 2025	$10,578,695	$5,764,601	$8,915,077

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA Small Cap Value Series	NAA Small Growth Series	NAA Smid-Cap Value Series
Net assets as of December 31, 2023	$6,600,898	$3,356,477	$23,539,474

Investment income (loss):
Dividend distributions	74,699	87,900	297,823
Investment Expenses:
Mortality and expense risk and administrative charges	(78,584)	(43,923)	(307,495)

Net investment income (loss)	(3,885)	43,977	(9,672)

Increase (decrease) in net assets from operations:
Capital gain distributions	275,373	—	607,178
Realized capital gain (loss) on investments	305,610	19,744	1,443,571
Change in unrealized appreciation (depreciation)	(163,676)	274,739	(323,138)

Net gain (loss) on investments	417,307	294,483	1,727,611

Net increase (decrease) in net assets from operations	413,422	338,460	1,717,939

Contract owner transactions:
Variable annuity deposits	47,193	82,172	273,079
Terminations, withdrawals and annuity payments	(546,756)	(336,513)	(2,358,409)
Transfers between subaccounts, net	(2,316,178)	(685,795)	(4,612,997)
Maintenance charges and mortality adjustments	(59)	(32)	(216)

Increase (decrease) in net assets from contract transactions	(2,815,800)	(940,168)	(6,698,543)

Total increase (decrease) in net assets	(2,402,378)	(601,708)	(4,980,604)

Net assets as of December 31, 2024	$4,198,520	$2,754,769	$18,558,870

Investment income (loss):
Dividend distributions	35,549	69,203	183,214
Investment Expenses:
Mortality and expense risk and administrative charges	(50,007)	(36,812)	(235,199)

Net investment income (loss)	(14,458)	32,391	(51,985)

Increase (decrease) in net assets from operations:
Capital gain distributions	665,235	—	3,962,129
Realized capital gain (loss) on investments	13,165	19,623	525,603
Change in unrealized appreciation (depreciation)	(674,894)	61,673	(3,542,702)

Net gain (loss) on investments	3,506	81,296	945,030

Net increase (decrease) in net assets from operations	(10,952)	113,687	893,045

Contract owner transactions:
Variable annuity deposits	32,977	31,147	134,296
Terminations, withdrawals and annuity payments	(579,273)	(369,080)	(2,364,090)
Transfers between subaccounts, net	(139,959)	(22,447)	(710,467)
Maintenance charges and mortality adjustments	(45)	(18)	(211)

Increase (decrease) in net assets from contract transactions	(686,300)	(360,398)	(2,940,472)

Total increase (decrease) in net assets	(697,252)	(246,711)	(2,047,427)

Net assets as of December 31, 2025	$3,501,268	$2,508,058	$16,511,443

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	NAA World Equity Income Series	Neuberger Berman AMT Quality Equity Portfolio(a)	PIMCO VIT All Asset
Net assets as of December 31, 2023	$9,354,573	$3,961,181	$1,067,758

Investment income (loss):
Dividend distributions	253,417	—	64,587
Investment Expenses:
Mortality and expense risk and administrative charges	(129,945)	(56,335)	(14,168)

Net investment income (loss)	123,472	(56,335)	50,419

Increase (decrease) in net assets from operations:
Capital gain distributions	—	185,990	—
Realized capital gain (loss) on investments	692,068	477,368	(36,182)
Change in unrealized appreciation (depreciation)	213,129	234,880	9,172

Net gain (loss) on investments	905,197	898,238	(27,010)

Net increase (decrease) in net assets from operations	1,028,669	841,903	23,409

Contract owner transactions:
Variable annuity deposits	298,560	248,768	—
Terminations, withdrawals and annuity payments	(1,511,027)	(514,138)	(187,984)
Transfers between subaccounts, net	(997,106)	(456,914)	(23,218)
Maintenance charges and mortality adjustments	(73)	(19)	(44)

Increase (decrease) in net assets from contract transactions	(2,209,646)	(722,303)	(211,246)

Total increase (decrease) in net assets	(1,180,977)	119,600	(187,837)

Net assets as of December 31, 2024	$8,173,596	$4,080,781	$879,921

Investment income (loss):
Dividend distributions	139,747	—	40,214
Investment Expenses:
Mortality and expense risk and administrative charges	(103,794)	(58,438)	(12,020)

Net investment income (loss)	35,953	(58,438)	28,194

Increase (decrease) in net assets from operations:
Capital gain distributions	1,170,565	250,401	—
Realized capital gain (loss) on investments	558,275	179,122	(15,192)
Change in unrealized appreciation (depreciation)	(360,897)	95,669	87,367

Net gain (loss) on investments	1,367,943	525,192	72,175

Net increase (decrease) in net assets from operations	1,403,896	466,754	100,369

Contract owner transactions:
Variable annuity deposits	88,972	155,097	1,174
Terminations, withdrawals and annuity payments	(807,914)	(342,545)	(152,122)
Transfers between subaccounts, net	(1,152,664)	(10,296)	3,455
Maintenance charges and mortality adjustments	(64)	(14)	(44)

Increase (decrease) in net assets from contract transactions	(1,871,670)	(197,758)	(147,537)

Total increase (decrease) in net assets	(467,774)	268,996	(47,168)

Net assets as of December 31, 2025	$7,705,822	$4,349,777	$832,753

(a) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT CommodityRealReturn Strategy	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	PIMCO VIT Low Duration
Net assets as of December 31, 2023	$608,060	$586,088	$1,887,695

Investment income (loss):
Dividend distributions	11,828	18,603	76,280
Investment Expenses:
Mortality and expense risk and administrative charges	(7,756)	(7,401)	(27,134)

Net investment income (loss)	4,072	11,202	49,146

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(68,623)	(11,936)	(8,111)
Change in unrealized appreciation (depreciation)	80,194	20,372	12,956

Net gain (loss) on investments	11,571	8,436	4,845

Net increase (decrease) in net assets from operations	15,643	19,638	53,991

Contract owner transactions:
Variable annuity deposits	2,089	4,220	1,373
Terminations, withdrawals and annuity payments	(58,733)	(114,743)	(139,428)
Transfers between subaccounts, net	(82,172)	(71,266)	285,200
Maintenance charges and mortality adjustments	(1)	(69)	(149)

Increase (decrease) in net assets from contract transactions	(138,817)	(181,858)	146,996

Total increase (decrease) in net assets	(123,174)	(162,220)	200,987

Net assets as of December 31, 2024	$484,886	$423,868	$2,088,682

Investment income (loss):
Dividend distributions	5,599	14,054	70,850
Investment Expenses:
Mortality and expense risk and administrative charges	(3,661)	(5,700)	(25,350)

Net investment income (loss)	1,938	8,354	45,500

Increase (decrease) in net assets from operations:
Capital gain distributions	—	—	—
Realized capital gain (loss) on investments	(128,671)	(2,539)	(15,055)
Change in unrealized appreciation (depreciation)	176,886	4,049	42,299

Net gain (loss) on investments	48,215	1,510	27,244

Net increase (decrease) in net assets from operations	50,153	9,864	72,744

Contract owner transactions:
Variable annuity deposits	—	15,331	2,928
Terminations, withdrawals and annuity payments	(151,852)	(68,686)	(246,354)
Transfers between subaccounts, net	(221,260)	727	(252,184)
Maintenance charges and mortality adjustments	(1)	(6)	(19)

Increase (decrease) in net assets from contract transactions	(373,113)	(52,634)	(495,629)

Total increase (decrease) in net assets	(322,960)	(42,770)	(422,885)

Net assets as of December 31, 2025	$161,926	$381,098	$1,665,797

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2025 and 2024, Except as Noted

	PIMCO VIT Real Return	Royce Micro-Cap
Net assets as of December 31, 2023	$1,883,136	$728,058

Investment income (loss):
Dividend distributions	48,243	—
Investment Expenses:
Mortality and expense risk and administrative charges	(25,809)	(7,769)

Net investment income (loss)	22,434	(7,769)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	26,623
Realized capital gain (loss) on investments	(30,481)	(15,559)
Change in unrealized appreciation (depreciation)	27,422	60,067

Net gain (loss) on investments	(3,059)	71,131

Net increase (decrease) in net assets from operations	19,375	63,362

Contract owner transactions:
Variable annuity deposits	2,890	10,051
Terminations, withdrawals and annuity payments	(358,834)	(73,982)
Transfers between subaccounts, net	63,307	(329,826)
Maintenance charges and mortality adjustments	(43)	—

Increase (decrease) in net assets from contract transactions	(292,680)	(393,757)

Total increase (decrease) in net assets	(273,305)	(330,395)

Net assets as of December 31, 2024	$1,609,831	$397,663

Investment income (loss):
Dividend distributions	53,710	—
Investment Expenses:
Mortality and expense risk and administrative charges	(22,764)	(5,404)

Net investment income (loss)	30,946	(5,404)

Increase (decrease) in net assets from operations:
Capital gain distributions	—	62,790
Realized capital gain (loss) on investments	(10,487)	(1,442)
Change in unrealized appreciation (depreciation)	79,271	(10,122)

Net gain (loss) on investments	68,784	51,226

Net increase (decrease) in net assets from operations	99,730	45,822

Contract owner transactions:
Variable annuity deposits	6,374	900
Terminations, withdrawals and annuity payments	(134,730)	(22,334)
Transfers between subaccounts, net	(12,460)	238
Maintenance charges and mortality adjustments	(38)	—

Increase (decrease) in net assets from contract transactions	(140,854)	(21,196)

Total increase (decrease) in net assets	(41,124)	24,626

Net assets as of December 31, 2025	$1,568,707	$422,289

The accompanying notes are an integral part of these financial statements.

SBL Variable Annuity Account VIII

Notes to Financial Statements

December 31, 2025

1. Organization and Significant Accounting Policies

SBL Variable Annuity Account VIII (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is an investment company as defined by Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 946. The Account follows the accounting guidance as outlined in ASC 946. Purchase payments for the Account are allocated to one or more of the subaccounts that comprise the Account. The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
American Funds IS® Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS® Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS® Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS® International	Class 4	Capital Research and Management Company	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	BlackRock International Ltd
BNY Mellon IP Technology Growth	Service	BNY Mellon Investment Adviser, Inc	Newton Investment Management North America, LLC
ClearBridge Variable Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Guggenheim VIF High Yield	-	Security Investors, LLC	-
Guggenheim VIF Total Return Bond	-	Security Investors, LLC	-
Invesco V.I. American Value	Series II	Invesco Advisers, Inc	-
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc	-
Invesco V.I. Discovery Mid Cap Growth	Series II	Invesco Advisers, Inc	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc	-
Invesco V.I. EVQ International Equity Fund	Series II	Invesco Advisers, Inc	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc	Invesco Asset Management Ltd
Invesco V.I. Government Money Market	Series II	Invesco Advisers, Inc	-
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc	-
Invesco V.I. Health Care	Series I	Invesco Advisers, Inc	-
Invesco V.I. Main Street Mid Cap Fund®	Series II	Invesco Advisers, Inc	-
Invesco V.I. Main Street Small Cap Fund®	Series II	Invesco Advisers, Inc	-
Janus Henderson VIT Enterprise	Service	Janus Capital Management LLC	-
LVIP American Century Ultra	Service Class	American Century Investment Management, Inc	-
LVIP American Century Value	Service Class	American Century Investment Management, Inc	-
MFS® VIT II Research International	Service	Massachusetts Financial Services Company	-
MFS® VIT Mid Cap Value	Service Shares	Massachusetts Financial Services Company	-
MFS® VIT Total Return	Service	Massachusetts Financial Services Company	-

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount/Mutual Fund	Class	Investment Adviser	Sub-Adviser
MFS® VIT Utilities	Service	Massachusetts Financial Services Company	-
NAA All Cap Value Series	-	Security Investors, LLC	-
NAA Large Cap Value Series	-	Security Investors, LLC	-
NAA Large Core Series	-	Security Investors, LLC	-
NAA Large Growth Series	-	Security Investors, LLC	-
NAA Mid Growth Series	-	Security Investors, LLC	-
NAA Small Cap Value Series	-	Security Investors, LLC	-
NAA Small Growth Series	-	Security Investors, LLC	-
NAA Smid-Cap Value Series	-	Security Investors, LLC	-
NAA World Equity Income Series	-	Security Investors, LLC	-
Neuberger Berman AMT Quality Equity Portfolio	Class S	Neuberger Berman Investment Advisers LLC	-
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company, LLC	Research Affiliates LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company, LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company, LLC	-
Royce Micro-Cap	Investment	Royce & Associates, LP	-

Forty-four subaccounts are currently offered by the Account, all of which had activity.

The Account has one underlying fund, BlackRock High Yield V.I., that pays dividends on the first of each month. The daily dividend amount is accumulated and the balance is recognised on the Statements of Net Assets as Investment Income Receivable.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

During the current year the following subaccount name change was made effective:

Date	New Name	Old Name
July 28, 2025	Neuberger Berman AMT Quality Equity Portfolio	Neuberger Berman AMT Sustainable Equity

Investment Valuation

Investments in mutual fund shares are carried in the Statements of Net Assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2025 were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
American Funds IS® Asset Allocation	$848,418	$635,607
American Funds IS® Global Growth	528,443	225,185
American Funds IS® Growth-Income	1,737,555	444,362
American Funds IS® International	1,726	617
BlackRock High Yield V.I.	27,180	120,664
BNY Mellon IP Technology Growth	4,525,214	1,339,189
ClearBridge Variable Growth	527,626	228,128
ClearBridge Variable Small Cap Growth	181,677	405,928
Guggenheim VIF High Yield	193,246	1,098,991
Guggenheim VIF Total Return Bond	754,677	719,991
Invesco V.I. American Value	988,957	861,868
Invesco V.I. Comstock	1,197,812	1,308,204
Invesco V.I. Discovery Mid Cap Growth	147,114	140,428
Invesco V.I. Equity and Income	262,932	372,310
Invesco V.I. EVQ International Equity Fund	341,085	295,010
Invesco V.I. Global Real Estate	28,729	37,854
Invesco V.I. Government Money Market	3,692,618	4,381,241
Invesco V.I. Government Securities	6,373	9,021
Invesco V.I. Health Care	42,989	126,732
Invesco V.I. Main Street Mid Cap Fund®	360,343	330,525
Invesco V.I. Main Street Small Cap Fund®	579,476	241,205
Janus Henderson VIT Enterprise	740,293	762,054
LVIP American Century Ultra	1,594,439	2,671,200
LVIP American Century Value	281,307	280,239
MFS® VIT II Research International	283,070	185,332
MFS® VIT Mid Cap Value	28,523	67,050
MFS® VIT Total Return	184,562	102,254
MFS® VIT Utilities	137,630	290,367
NAA All Cap Value Series	1,969,153	2,224,060
NAA Large Cap Value Series	1,602,315	1,532,987
NAA Large Core Series	2,595,613	1,637,055
NAA Large Growth Series	2,110,090	820,339
NAA Mid Growth Series	958,780	1,344,365

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
NAA Small Cap Value Series	$788,233	$823,756
NAA Small Growth Series	127,828	455,835
NAA Smid-Cap Value Series	4,370,603	3,400,931
NAA World Equity Income Series	1,409,442	2,074,594
Neuberger Berman AMT Quality Equity Portfolio (a)	474,131	479,926
PIMCO VIT All Asset	43,978	163,321
PIMCO VIT CommodityRealReturn Strategy	6,143	377,318
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	35,430	79,710
PIMCO VIT Low Duration	88,508	538,637
PIMCO VIT Real Return	64,533	174,441
Royce Micro-Cap	72,049	35,859

(a)	Name change. See Note 1.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contractholders’ investments in the funds and the amounts reported in the Statements of Net Assets. The contractholder assumes all of the investment performance risk for the subaccounts selected.

Annuity Assets

Annuity Assets relate to contracts that have matured and are in the payout stage. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to SBL and not to the Account.

The annuity assets for December 31, 2025 by subaccount are as follows:

Subaccount	Annuity Assets
Guggenheim VIF High Yield	$13,191
Guggenheim VIF Total Return Bond	35,040
Invesco V.I. Government Money Market	758
NAA All Cap Value Series	60,738
NAA Large Cap Value Series	20,898
NAA Large Core Series	66,230
NAA Large Growth Series	77,643
NAA Mid Growth Series	11,648
NAA Smid-Cap Value Series	23,482
NAA World Equity Income Series	102,639

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Account invests in shares of open-end mutual funds, which process contractholders directed purchases, sales and transfers on a daily basis at the funds’ computed NAVs. The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

The Account had no financial liabilities as of December 31, 2025.

Segment Disclosures

An operating segment is defined in ASC Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is Brian Beckett, Chief Financial Officer. The subaccount represents a single operating segment, as the CODM monitors the operating results of the subaccount and as a whole, the subaccount’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The net increase (decrease) in net assets from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the subaccount’s financial statements. Segment assets are reflected on the accompanying Statements of Net Assets as “Net Assets” and significant segment expenses are listed on the accompanying Statements of Operations and Change in Net Assets.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 1.25% of average daily net asset value of which 0.70% is for assuming mortality risks and the remainder is for assuming expense risks. Extra Credit contract owners may elect an annual stepped up death benefit for an additional fee of 0.20% of average daily net asset value.

Administrative Charge: SBL deducts a daily administrative fee equivalent to an annual rate of 0.15% of the average daily net asset value.

These charges are presented as expenses on the Statements of Operations and Change in Net Assets under Mortality and expense risk and administrative charges line item.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges presented as a decrease in units on the Statements of Operations and Change in Net Assets under the Maintenance charges and mortality adjustments line item may include the following:

•

Account Administrative Charge: For Extra Credit contracts, an account administrative fee of $30 is deducted annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2025 and 2024 were as follows:

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds IS® Asset Allocation	32,042	(39,150)	(7,108)	117,280	(52,509)	64,771
American Funds IS® Global Growth	17,465	(11,811)	5,654	9,795	(9,328)	467
American Funds IS® Growth-Income	41,962	(20,236)	21,726	123,955	(46,252)	77,703
American Funds IS® International	164	(44)	120	74	(67)	7
BlackRock High Yield V.I.	1,229	(9,371)	(8,142)	8,999	(112)	8,887
BNY Mellon IP Technology Growth	7,138	(18,199)	(11,061)	47,446	(14,420)	33,026
ClearBridge Variable Growth	3,078	(6,268)	(3,190)	27,089	(23,430)	3,659
ClearBridge Variable Small Cap Growth	615	(9,108)	(8,493)	14,095	(4,241)	9,854
Guggenheim VIF High Yield	1,217	(27,377)	(26,160)	4,178	(9,598)	(5,420)
Guggenheim VIF Total Return Bond	28,775	(31,333)	(2,558)	36,820	(31,214)	5,606
Invesco V.I. American Value	48,992	(65,340)	(16,348)	33,594	(1,743)	31,851
Invesco V.I. Comstock	11,033	(33,623)	(22,590)	86,592	(12,332)	74,260
Invesco V.I. Discovery Mid Cap Growth	1,074	(3,702)	(2,628)	7,448	(5,426)	2,022
Invesco V.I. Equity and Income	2,878	(11,457)	(8,579)	20,042	(11,258)	8,784
Invesco V.I. EVQ International Equity Fund	9,763	(12,202)	(2,439)	4,404	(35,074)	(30,670)
Invesco V.I. Global Real Estate	708	(1,347)	(639)	456	(7,761)	(7,305)
Invesco V.I. Government Money Market	334,980	(417,132)	(82,152)	1,318,159	(742,359)	575,800
Invesco V.I. Government Securities	368	(712)	(344)	80	(14,021)	(13,941)
Invesco V.I. Health Care	151	(3,505)	(3,354)	2,789	(4,898)	(2,109)
Invesco V.I. Main Street Mid Cap Fund®	2,477	(9,043)	(6,566)	51,599	(19,477)	32,122
Invesco V.I. Main Street Small Cap Fund®	7,560	(4,858)	2,702	5,814	(7,856)	(2,042)
Janus Henderson VIT Enterprise	22,878	(43,621)	(20,743)	128,071	(15,478)	112,593
LVIP American Century Ultra	9,686	(40,312)	(30,626)	46,684	(21,782)	24,902
LVIP American Century Value	1,266	(6,724)	(5,458)	2,990	(5,264)	(2,274)
MFS® VIT II Research International	14,078	(9,265)	4,813	3,435	(8,996)	(5,561)
MFS® VIT Mid Cap Value	348	(3,977)	(3,629)	6,658	(4,301)	2,357
MFS® VIT Total Return	3,930	(3,658)	272	690	(8,119)	(7,429)
MFS® VIT Utilities	778	(6,761)	(5,983)	2,680	(9,546)	(6,866)

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2025			2024
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
NAA All Cap Value Series	1,236	(25,630)	(24,394)	4,214	(22,721)	(18,507)
NAA Large Cap Value Series	3,181	(21,951)	(18,770)	6,892	(31,440)	(24,548)
NAA Large Core Series	4,868	(17,810)	(12,942)	4,152	(37,909)	(33,757)
NAA Large Growth Series	17,856	(15,618)	2,238	8,439	(34,649)	(26,210)
NAA Mid Growth Series	2,774	(10,349)	(7,575)	3,921	(30,357)	(26,436)
NAA Small Cap Value Series	1,381	(11,388)	(10,007)	1,299	(38,958)	(37,659)
NAA Small Growth Series	1,290	(8,779)	(7,489)	2,052	(22,014)	(19,962)
NAA Smid-Cap Value Series	1,512	(19,381)	(17,869)	1,905	(42,590)	(40,685)
NAA World Equity Income Series	1,451	(28,499)	(27,048)	5,133	(38,229)	(33,096)
Neuberger Berman AMT Quality Equity Portfolio(a)	3,487	(6,532)	(3,045)	6,355	(19,393)	(13,038)
PIMCO VIT All Asset	196	(7,070)	(6,874)	464	(10,853)	(10,389)
PIMCO VIT CommodityRealReturn Strategy	70	(46,384)	(46,314)	360	(19,002)	(18,642)
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)	1,248	(4,299)	(3,051)	591	(11,520)	(10,929)
PIMCO VIT Low Duration	1,412	(40,849)	(39,437)	24,529	(12,899)	11,630
PIMCO VIT Real Return	797	(9,706)	(8,909)	5,576	(24,550)	(18,974)
Royce Micro-Cap	407	(1,237)	(830)	519	(16,593)	(16,074)

(a)	Name change. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights

The Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. The summary may not reflect the minimum and maximum contract charges offered by the Account as contract owners may not have selected all available and applicable contract options as discussed in Note 2.

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2025 were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
American Funds IS® Asset Allocation
2025	261,929	16.86	16.86	4,414,882	1.82	1.40	1.40	14.00	14.00
2024	269,037	14.79	14.79	3,978,810	0.02	1.40	1.40	14.47	14.47
2023	204,266	12.92	12.92	2,638,831	0.02	1.40	1.40	12.45	12.45
2022	216,651	11.49	11.49	2,489,302	0.02	1.40	1.40	(14.89)	(14.89)
2021	208,891	13.50	13.50	2,819,240	0.01	1.40	1.40	13.26	13.26
American Funds IS® Global Growth
2025	93,217	19.60	19.60	1,826,608	1.27	1.40	1.40	19.66	19.66
2024	87,563	16.38	16.38	1,434,047	0.01	1.40	1.40	11.81	11.81
2023	87,096	14.65	14.65	1,275,911	0.01	1.40	1.40	20.58	20.58
2022	101,109	12.15	12.15	1,228,316	0.00	1.40	1.40	(25.96)	(25.96)
2021	76,278	16.41	16.41	1,251,757	0.00	1.40	1.40	14.52	14.52
American Funds IS® Growth-Income
2025	280,042	21.43	21.43	6,000,443	0.76	1.40	1.40	16.15	16.15
2024	258,316	18.45	18.45	4,766,234	0.01	1.40	1.40	22.19	22.19
2023	180,613	15.10	15.10	2,727,378	0.01	1.40	1.40	24.08	24.08
2022	130,667	12.17	12.17	1,590,461	0.01	1.40	1.40	(17.88)	(17.88)
2021	110,317	14.82	14.82	1,634,980	0.01	1.40	1.40	22.08	22.08
American Funds IS® International
2025	398	12.97	12.97	5,170	1.36	1.40	1.40	24.59	24.59
2024	278	10.41	10.41	2,896	0.01	1.40	1.40	1.46	1.46
2023	271	10.26	10.26	2,786	0.01	1.40	1.40	14.00	14.00
2022	375	9.00	9.00	3,373	0.04	1.40	1.40	(22.15)	(22.15)
2021	—	11.56	11.56	—	—	1.40	1.40	(3.10)	(3.10)

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
BlackRock High Yield V.I.
2025	7,767	12.87	12.87	99,952	8.03	1.40	1.40	7.52	7.52
2024	15,909	11.97	11.97	190,395	0.05	1.40	1.40	6.31	6.31
2023	7,022	11.26	11.26	78,996	0.06	1.40	1.40	11.37	11.37
2022	6,877	10.11	10.11	69,487	0.06	1.40	1.40	(11.78)	(11.78)
2021	24,326	11.46	11.46	278,853	0.03	1.40	1.40	3.71	3.71
BNY Mellon IP Technology Growth
2025	104,078	83.57	83.57	8,694,081	—	1.40	1.40	26.07	26.07
2024	115,139	66.29	66.29	7,628,550	—	1.40	1.40	23.63	23.63
2023	82,113	53.62	53.62	4,399,904	—	1.40	1.40	56.78	56.78
2022	83,615	34.20	34.20	2,857,603	—	1.40	1.40	(47.26)	(47.26)
2021	87,750	64.85	64.85	5,687,094	—	1.40	1.40	11.06	11.06
ClearBridge Variable Growth
2025	76,918	35.59	35.59	2,732,424	—	1.40	1.40	11.53	11.53
2024	80,108	31.91	31.91	2,551,915	—	1.40	1.40	10.84	10.84
2023	76,449	28.79	28.79	2,197,090	0.00	1.40	1.40	22.41	22.41
2022	66,715	23.52	23.52	1,566,025	—	1.40	1.40	(27.61)	(27.61)
2021	70,043	32.49	32.49	2,271,485	0.00	1.40	1.40	8.48	8.48
ClearBridge Variable Small Cap Growth
2025	52,669	42.03	43.79	2,305,479	—	1.40	1.60	7.47	7.70
2024	61,162	39.11	40.66	2,485,830	—	1.40	1.60	2.84	3.04
2023	51,308	38.03	39.46	2,023,824	—	1.40	1.60	6.68	6.88
2022	53,032	35.65	36.92	1,956,960	—	1.40	1.60	(29.99)	(29.84)
2021	58,605	50.92	52.62	3,082,518	—	1.40	1.60	10.82	11.04
Guggenheim VIF High Yield
2025	51,829	32.09	41.12	2,121,468	5.67	1.40	1.60	5.14	5.33
2024	77,989	30.52	39.04	3,030,419	0.06	1.40	1.60	5.90	6.12
2023	83,409	28.82	36.79	3,054,989	0.06	1.40	1.60	10.25	10.48
2022	91,122	26.14	33.30	3,023,233	0.06	1.40	1.60	(11.15)	(10.96)
2021	99,308	29.42	37.40	3,696,845	0.05	1.40	1.60	3.74	3.92

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Guggenheim VIF Total Return Bond
2025	154,617	17.00	22.56	3,440,169	4.41	1.40	1.60	5.79	5.97
2024	157,175	16.07	21.29	3,304,142	0.04	1.40	1.60	1.39	1.67
2023	151,569	15.85	20.94	3,134,682	0.04	1.40	1.60	5.25	5.44
2022	161,391	15.06	19.86	3,167,683	0.03	1.40	1.60	(17.48)	(17.32)
2021	211,215	18.25	24.02	5,027,810	0.02	1.40	1.60	(1.99)	(1.80)
Invesco V.I. American Value
2025	106,018	17.46	17.46	1,850,570	0.20	1.40	1.40	19.10	19.10
2024	122,366	14.66	14.66	1,793,950	0.01	1.40	1.40	28.26	28.26
2023	90,515	11.43	11.43	1,034,472	0.00	1.40	1.40	13.62	13.62
2022	76,691	10.06	10.06	771,054	0.01	1.40	1.40	(4.19)	(4.19)
2021	40,974	10.50	10.50	430,161	0.00	1.40	1.40	—	—
Invesco V.I. Comstock
2025	174,513	38.86	40.49	7,062,791	1.38	1.40	1.60	15.24	15.52
2024	197,103	33.72	35.05	6,904,461	0.02	1.40	1.60	13.04	13.25
2023	122,843	29.83	30.95	3,798,574	0.02	1.40	1.60	10.32	10.54
2022	120,948	27.04	28.00	3,384,162	0.01	1.40	1.60	(0.77)	(0.57)
2021	86,315	27.25	28.16	2,428,257	0.02	1.40	1.60	30.88	31.16
Invesco V.I. Discovery Mid Cap Growth
2025	32,758	35.70	35.70	1,169,502	—	1.40	1.40	3.06	3.06
2024	35,386	34.64	34.64	1,225,700	—	1.40	1.40	22.19	22.19
2023	33,364	28.35	28.35	945,868	—	1.40	1.40	11.26	11.26
2022	35,119	25.48	25.48	894,705	—	1.40	1.40	(32.09)	(32.09)
2021	58,419	36.31	37.52	2,191,763	—	1.40	1.60	16.90	17.14
Invesco V.I. Equity and Income
2025	81,500	31.65	31.65	2,579,618	1.81	1.40	1.40	10.94	10.94
2024	90,079	28.53	28.53	2,569,865	0.02	1.40	1.40	10.32	10.32
2023	81,295	25.86	25.86	2,102,046	0.02	1.40	1.40	8.70	8.70
2022	94,406	23.79	23.79	2,245,660	0.02	1.40	1.40	(8.99)	(8.99)
2021	77,811	26.14	26.14	2,033,925	0.02	1.40	1.40	16.70	16.70

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. EVQ International Equity Fund
2025	78,078	22.69	23.64	1,844,444	1.20	1.40	1.60	14.36	14.59
2024	80,517	19.84	20.63	1,662,167	0.01	1.40	1.60	(1.29)	(1.06)
2023	111,187	20.10	20.85	2,318,888	—	1.40	1.60	15.98	16.22
2022	101,360	17.33	17.94	1,819,200	0.01	1.40	1.60	(19.81)	(19.66)
2021	123,960	21.61	22.33	2,767,468	0.01	1.40	1.60	3.94	4.15
Invesco V.I. Global Real Estate
2025	33,894	20.92	21.87	740,911	2.04	1.40	1.60	6.14	6.32
2024	34,533	19.71	20.57	709,877	0.02	1.40	1.60	(3.38)	(3.15)
2023	41,838	20.40	21.24	888,373	0.01	1.40	1.60	7.31	7.49
2022	43,133	19.01	19.76	851,778	0.03	1.40	1.60	(26.15)	(25.96)
2021	44,480	25.74	26.69	1,186,781	0.03	1.40	1.60	23.69	23.97
Invesco V.I. Government Money Market
2025	622,409	10.19	10.40	6,470,976	3.75	1.40	1.60	2.00	2.36
2024	704,561	9.99	10.16	7,159,599	0.04	1.40	1.60	3.10	3.25
2023	128,761	9.69	9.84	1,267,375	0.05	1.40	1.60	2.87	3.14
2022	145,238	9.42	9.54	1,385,543	0.02	1.40	1.60	(0.32)	(0.21)
2021	127,251	9.45	9.56	1,215,642	0.00	1.40	1.60	(1.56)	(1.34)
Invesco V.I. Government Securities
2025	6,610	11.48	11.48	75,827	2.84	1.40	1.40	5.42	5.42
2024	6,954	10.89	10.89	75,654	0.02	1.40	1.40	0.09	0.09
2023	20,895	10.88	10.88	227,640	0.02	1.40	1.40	3.03	3.03
2022	25,719	10.56	10.56	271,949	0.02	1.40	1.40	(11.85)	(11.85)
2021	34,099	11.98	11.98	408,827	0.02	1.40	1.40	(3.78)	(3.78)
Invesco V.I. Health Care
2025	26,668	37.59	37.59	1,003,049	—	1.40	1.40	13.70	13.70
2024	30,022	33.06	33.06	992,959	—	1.40	1.40	2.70	2.70
2023	32,131	32.19	32.19	1,034,688	—	1.40	1.40	1.58	1.58
2022	42,703	31.69	31.69	1,353,545	—	1.40	1.40	(14.51)	(14.51)
2021	51,904	37.07	37.07	1,924,745	0.00	1.40	1.40	10.72	10.72

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Invesco V.I. Main Street Mid Cap Fund®
2025	78,120	33.09	34.59	2,701,574	0.11	1.40	1.60	7.23	7.46
2024	84,686	30.86	32.19	2,724,750	—	1.40	1.60	14.93	15.13
2023	52,564	26.85	27.96	1,468,073	0.00	1.40	1.60	12.34	12.56
2022	40,305	23.90	24.84	1,000,202	0.00	1.40	1.60	(15.85)	(15.65)
2021	35,475	28.40	29.45	1,042,135	0.00	1.40	1.60	20.90	21.14
Invesco V.I. Main Street Small Cap Fund®
2025	50,422	45.93	48.01	2,420,766	0.24	1.40	1.60	6.71	6.93
2024	47,720	43.04	44.90	2,141,514	—	1.40	1.60	10.61	10.81
2023	49,762	38.91	40.52	2,015,379	0.01	1.40	1.60	15.94	16.17
2022	47,812	33.56	34.88	1,666,632	0.00	1.40	1.60	(17.40)	(17.21)
2021	42,396	40.63	42.13	1,784,963	0.00	1.40	1.60	20.31	20.54
Janus Henderson VIT Enterprise
2025	253,933	17.18	17.18	4,364,229	0.05	1.40	1.40	5.85	5.85
2024	274,676	16.23	16.23	4,457,206	—	1.40	1.40	13.74	13.74
2023	162,083	14.27	14.27	2,312,896	0.00	1.40	1.40	16.11	16.11
2022	163,996	12.29	12.29	2,015,102	0.00	1.40	1.40	(17.29)	(17.29)
2021	118,731	14.86	14.86	1,764,551	0.00	1.40	1.40	14.93	14.93
LVIP American Century Ultra
2025	161,588	70.51	73.72	11,907,969	—	1.40	1.60	10.86	11.11
2024	192,214	63.60	66.35	12,748,261	—	1.40	1.60	26.57	26.82
2023	167,312	50.25	52.32	8,749,498	—	1.40	1.60	40.95	41.25
2022	175,407	35.65	37.04	6,495,437	—	1.40	1.60	(33.53)	(33.41)
2021	198,411	53.63	55.62	11,032,885	—	1.40	1.60	21.01	21.28
LVIP American Century Value
2025	66,120	38.66	40.42	2,673,916	1.44	1.40	1.60	14.01	14.25
2024	71,578	33.91	35.38	2,533,891	0.03	1.40	1.60	7.51	7.73
2023	73,852	31.54	32.84	2,426,196	0.02	1.40	1.60	7.28	7.50
2022	85,828	29.40	30.55	2,621,278	0.02	1.40	1.60	(1.28)	(1.07)
2021	75,311	29.78	30.88	2,326,936	0.02	1.40	1.60	22.30	22.54

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
MFS® VIT II Research International
2025	51,224	20.13	20.97	1,072,203	1.38	1.40	1.60	19.82	20.03
2024	46,411	16.80	17.47	807,642	0.01	1.40	1.60	1.14	1.33
2023	51,972	16.61	17.24	893,348	0.01	1.40	1.60	11.03	11.30
2022	54,661	14.96	15.49	843,924	0.01	1.40	1.60	(19.14)	(18.99)
2021	61,423	18.50	19.12	1,171,548	0.01	1.40	1.60	9.47	9.76
MFS® VIT Mid Cap Value
2025	10,613	16.65	16.65	176,687	0.98	1.40	1.40	4.26	4.26
2024	14,242	15.97	15.97	227,400	0.01	1.40	1.40	11.91	11.91
2023	11,885	14.27	14.27	169,556	0.01	1.40	1.40	10.79	10.79
2022	13,227	12.88	12.88	170,301	0.01	1.40	1.40	(10.24)	(10.24)
2021	10,418	14.35	14.35	149,493	0.01	1.40	1.40	28.82	28.82
MFS® VIT Total Return
2025	35,894	25.94	25.94	932,626	2.61	1.40	1.40	9.36	9.36
2024	35,622	23.72	23.72	846,286	0.02	1.40	1.40	5.94	5.94
2023	43,051	22.39	22.39	965,091	0.02	1.40	1.40	8.69	8.69
2022	48,008	20.60	20.60	990,121	0.01	1.40	1.40	(11.09)	(11.09)
2021	74,570	23.17	23.17	1,729,176	0.02	1.40	1.40	12.26	12.26
MFS® VIT Utilities
2025	70,096	41.39	41.39	2,900,659	2.66	1.40	1.40	13.15	13.15
2024	76,079	36.58	36.58	2,782,331	0.02	1.40	1.40	9.78	9.78
2023	82,945	33.32	33.32	2,763,277	0.03	1.40	1.40	(3.70)	(3.70)
2022	84,549	34.60	34.60	2,924,747	0.02	1.40	1.40	(0.92)	(0.92)
2021	85,691	34.92	34.92	2,991,852	0.01	1.40	1.40	12.21	12.21
NAA All Cap Value Series
2025	91,936	47.11	91.83	8,453,489	1.33	1.40	1.60	11.08	11.30
2024	116,330	42.41	82.51	9,608,561	0.02	1.40	1.60	8.47	8.69
2023	134,837	39.10	75.91	10,244,477	0.02	1.40	1.60	6.80	7.01
2022	145,513	36.61	70.94	10,330,241	0.01	1.40	1.60	(2.76)	(2.55)
2021	153,663	37.65	72.80	11,193,895	0.02	1.40	1.60	24.92	25.17

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Large Cap Value Series
2025	97,116	39.65	73.24	7,088,207	1.52	1.40	1.60	12.32	12.56
2024	115,886	35.30	65.07	7,514,315	0.02	1.40	1.60	11.64	11.86
2023	140,434	31.62	58.17	8,140,819	0.02	1.40	1.60	7.51	7.76
2022	163,765	29.41	53.98	8,814,905	0.01	1.40	1.60	(2.91)	(2.70)
2021	179,076	30.29	55.48	9,895,485	0.02	1.40	1.60	25.01	25.27
NAA Large Core Series
2025	112,892	34.84	93.80	10,578,695	2.77	1.40	1.60	14.57	14.81
2024	125,834	30.41	81.70	10,270,547	0.03	1.40	1.60	23.87	24.11
2023	159,591	24.55	65.83	10,494,671	0.02	1.40	1.60	24.87	25.13
2022	179,742	19.66	52.61	9,444,622	0.01	1.40	1.60	(21.92)	(21.78)
2021	187,392	25.18	67.26	12,590,949	0.01	1.40	1.60	26.41	26.69
NAA Large Growth Series
2025	106,070	44.00	54.44	5,764,601	2.47	1.40	1.60	15.15	15.39
2024	103,832	38.21	47.18	4,890,297	0.03	1.40	1.60	30.05	30.33
2023	130,042	29.38	36.20	4,689,793	0.01	1.40	1.60	37.68	37.96
2022	143,182	21.34	26.24	3,743,951	0.00	1.40	1.60	(31.80)	(31.67)
2021	157,026	31.29	38.40	6,010,054	0.01	1.40	1.60	25.76	25.98
NAA Mid Growth Series
2025	72,473	35.36	123.94	8,915,077	2.75	1.40	1.60	0.54	0.75
2024	80,048	35.17	123.02	9,779,525	0.03	1.40	1.60	15.50	15.72
2023	106,484	30.45	106.31	11,259,970	0.01	1.40	1.60	24.39	24.65
2022	115,700	24.48	85.29	9,819,310	0.00	1.40	1.60	(28.94)	(28.78)
2021	121,833	34.45	119.76	14,527,474	0.01	1.40	1.60	11.89	12.09
NAA Small Cap Value Series
2025	45,253	76.41	77.44	3,501,268	0.92	1.40	1.60	1.65	1.85
2024	55,260	75.17	76.03	4,198,520	0.01	1.40	1.60	6.76	6.98
2023	92,919	70.41	71.07	6,600,898	0.01	1.40	1.60	8.52	8.75
2022	106,073	64.88	65.35	6,929,660	0.01	1.40	1.60	(5.27)	(5.08)
2021	108,819	68.49	68.85	7,489,707	0.01	1.40	1.60	24.17	24.41

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
NAA Small Growth Series
2025	48,949	25.77	51.39	2,508,058	2.63	1.40	1.60	4.84	5.01
2024	56,438	24.58	48.94	2,754,769	0.03	1.40	1.60	10.92	11.18
2023	76,400	22.16	44.02	3,356,477	0.01	1.40	1.60	19.08	19.33
2022	77,773	18.61	36.89	2,862,864	0.00	1.40	1.60	(27.78)	(27.64)
2021	86,636	25.77	50.98	4,409,951	0.00	1.40	1.60	4.84	5.05
NAA Smid-Cap Value Series
2025	96,064	82.98	175.83	16,511,443	1.04	1.40	1.60	5.64	5.84
2024	113,933	78.55	166.13	18,558,870	0.01	1.40	1.60	7.29	7.52
2023	154,618	73.21	154.51	23,539,474	0.01	1.40	1.60	7.98	8.20
2022	170,383	67.80	142.80	23,998,137	0.01	1.40	1.60	(3.42)	(3.23)
2021	187,078	70.20	147.56	27,251,363	0.02	1.40	1.60	21.77	22.01
NAA World Equity Income Series
2025	95,690	29.16	80.96	7,705,822	1.76	1.40	1.60	20.80	21.03
2024	122,738	24.14	66.89	8,173,596	0.03	1.40	1.60	10.78	11.02
2023	155,834	21.79	60.25	9,354,573	0.03	1.40	1.60	10.50	10.71
2022	175,353	19.72	54.42	9,512,068	0.02	1.40	1.60	(10.61)	(10.39)
2021	188,399	22.06	60.73	11,405,518	0.02	1.40	1.60	19.83	20.04
Neuberger Berman AMT Quality Equity Portfolio (a)
2025	61,826	67.71	70.46	4,349,777	—	1.40	1.60	11.62	11.84
2024	64,871	60.66	63.00	4,080,781	—	1.40	1.60	23.52	23.75
2023	77,909	49.11	50.91	3,961,181	0.00	1.40	1.60	24.55	24.81
2022	107,222	39.43	40.79	4,369,500	0.00	1.40	1.60	(19.96)	(19.78)
2021	114,054	49.26	50.85	5,794,949	0.00	1.40	1.60	21.18	21.42

(a)	Name change. See Note 1.

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
PIMCO VIT All Asset
2025	36,217	22.00	23.00	832,753	4.70	1.40	1.60	12.36	12.58
2024	43,091	19.58	20.43	879,921	0.07	1.40	1.60	2.09	2.30
2023	53,480	19.18	19.97	1,067,758	0.03	1.40	1.60	6.38	6.62
2022	50,715	18.03	18.73	949,545	0.08	1.40	1.60	(13.23)	(13.09)
2021	51,362	20.78	21.55	1,106,319	0.12	1.40	1.60	14.36	14.63
PIMCO VIT CommodityRealReturn Strategy
2025	18,401	8.77	8.77	161,926	1.73	1.40	1.40	17.09	17.09
2024	64,715	7.49	7.49	484,886	0.02	1.40	1.40	2.74	2.74
2023	83,357	7.29	7.29	608,060	0.17	1.40	1.40	(9.10)	(9.10)
2022	107,369	8.02	8.02	861,881	0.33	1.40	1.40	7.08	7.08
2021	56,110	7.49	7.49	420,617	0.05	1.40	1.40	31.40	31.40
PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged)
2025	21,870	16.79	17.49	381,098	3.49	1.40	1.60	2.25	2.46
2024	24,921	16.42	17.07	423,868	0.04	1.40	1.60	3.79	4.02
2023	35,850	15.82	16.41	586,088	0.02	1.40	1.60	7.25	7.47
2022	34,539	14.75	15.27	525,788	0.01	1.40	1.60	(11.57)	(11.43)
2021	43,996	16.68	17.24	755,839	0.02	1.40	1.60	(3.53)	(3.31)
PIMCO VIT Low Duration
2025	129,494	12.31	12.87	1,665,797	3.77	1.40	1.60	3.88	4.04
2024	168,931	11.85	12.37	2,088,682	0.04	1.40	1.60	2.78	3.08
2023	157,301	11.53	12.00	1,887,695	0.04	1.40	1.60	3.32	3.45
2022	182,958	11.16	11.60	2,119,428	0.02	1.40	1.60	(7.23)	(7.05)
2021	194,207	12.03	12.48	2,421,966	0.01	1.40	1.60	(2.51)	(2.27)
PIMCO VIT Real Return
2025	97,518	15.39	16.08	1,568,707	3.38	1.40	1.60	6.14	6.28
2024	106,427	14.50	15.13	1,609,831	0.03	1.40	1.60	0.49	0.73
2023	125,401	14.43	15.02	1,883,136	0.03	1.40	1.60	2.05	2.25
2022	156,165	14.14	14.69	2,294,299	0.07	1.40	1.60	(13.30)	(13.18)
2021	146,207	16.31	16.92	2,469,830	0.05	1.40	1.60	3.89	4.12

SBL Variable Annuity Account VIII

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)
Royce Micro-Cap
2025	14,427	29.28	29.28	422,289	—	1.40	1.40	12.31	12.31
2024	15,257	26.07	26.07	397,663	—	1.40	1.40	12.08	12.08
2023	31,331	23.26	23.26	728,058	—	1.40	1.40	17.12	17.12
2022	28,736	19.86	19.86	570,070	—	1.40	1.40	(23.53)	(23.53)
2021	49,808	25.97	25.97	1,292,560	—	1.40	1.40	28.18	28.18

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. Average net assets is a simple average of net assets and will not reflect offsetting changes in net assets occurring within a year. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)

These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The disclosed range represents the lowest expense ratio to highest expense ratio, respectively. Certain contractholders may have expenses outside the range depending on the timing of deposits, withdrawals, and/or fund transfers.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4)	Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.